UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive,

Hauppauge, NY 11788

(Address of principal executive offices)  (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 459-1059

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: Total Income+ Real Estate Fund									Item 1, Exhibit 1
Investment Company Act file number: 811-21872
Reporting Period: June 30, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Behringer Harvard Multifamily REIT I	n/a	none	17-Dec-13	Election of Directors	MGMT	Y	FOR	FOR
2	Inland American	n/a	none	26-Feb-14	Election of Directors and amendments to the charter	MGMT	Y	FOR (1); AGAINST (2-10)	FOR
3	Morgan Stanley Prime Property Fund	n/a	none	5-Mar-14	Written Consent in Lieu of Meeting of Shareholders for the Election of Independent Directors	MGMT	Y	FOR	FOR
4	Landmark Apartment Trust	n/a	none	13-May-14	Election of Directors and Charter Amendment	MGMT	N	ABSTAIN	FOR
5	TIER REIT	n/a	none	18-Jun-14	Election of Directors and Approve Compensation	MGMT	Y	FOR	FOR
6	Dividend Capital Diversifired Property Fund Inc.	n/a	none	25-Jun-14	Election of Directors, appoint KPMG, amend Charter	MGMT	Y	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Total Income+ Real Estate Fund

By (Signature and Title)       /s/ Jordan Ruddy

Jordan Ruddy , President

Date:  August 29, 2014